Segment analysis - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment analysis
Revenue	$ 4,812	$ 4,689	$ 4,055
Non-current assets	$ 4,164	$ 3,957
U.S.
Segment analysis
Percent of non-current assets	44.00%	44.00%
Revenue	$ 2,307	$ 2,181	1,727
Germany
Segment analysis
Percent of non-current assets	12.00%	12.00%
Brazil
Segment analysis
Percent of non-current assets	17.00%	15.00%
Revenue	$ 471	$ 549	439
U.K
Segment analysis
Revenue	495	385	396
Luxembourg
Segment analysis
Revenue	0	0	$ 0
Non-current assets	$ 0	$ 0